SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.  SUBSEQUENT EVENTS

In January 2014, the Company offered an entrusted loan to one of its related parties, China Lodging Group, Limited, of RMB300 million with maturity of one year, for daily operational purposes.

In December 2013, the Company entered into agreements to acquire controlling equity stake of Toursforfun, an online supplier specialized in tours and vacation packages for Chinese traveling abroad with a total consideration of US$23.09 million. As of December 31, 2013, the Company has made a prepayment of US$1 million and recorded it as Prepayments and other current assets. The acquisition was closed in January 2014.